Label	Element	Value
Innovator U.S. Equity Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 4.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.20%
Innovator U.S. Equity Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 482.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Innovator U.S. Equity Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 439.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 564.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.60%)